Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	May 31, 2011	Nov. 30, 2010	Jul. 15, 2011 Common Stock [Member]	May 31, 2011 Common Stock [Member]	May 31, 2010 Common Stock [Member]	Jul. 15, 2011 Common stock, Class A [Member]	May 31, 2011 Common stock, Class A [Member]	Jul. 15, 2011 Common stock, Class B [Member]	May 31, 2011 Common stock, Class B [Member]
Document And Entity Information [Line Items]
Entity registrant name	MOSAIC CO
Document type	10-K
Entity central index key	0001285785
Amendment flag	false
Entity current reporting status	Yes
Entity voluntary filers	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q4
Document period end date	May 31, 2011
Current fiscal year end date	--05-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding			275,825,158			57,768,374		112,991,398
Entity public float		$ 10.81
Common stock, par value			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01